GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Aug. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Net Carrying Amount of Goodwill
Changes in the net carrying amount of goodwill for fiscal years 2012 and 2013, by segment, are as follows:

(Dollars in millions)	Seeds and Genomics	Agricultural Productivity	Total
Balance Aug. 31, 2011	$3,308	$57	$3,365
Acquisition activity (see Note 4)	227	—	227
Effect of foreign currency translation adjustments	(157)	—	(157)
Balance Aug. 31, 2012	$3,378	$57	$3,435
Acquisition activity (see Note 4)	110	—	110
Effect of foreign currency translation adjustments	(27)	2	(25)
Balance Aug. 31, 2013	$3,461	$59	$3,520

Other Intangible Assets Information
Information regarding the company’s other intangible assets is as follows:

	As of Aug. 31, 2013			As of Aug. 31, 2012
(Dollars in millions)	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Acquired Germplasm	$1,113	$(717)	$396	$1,144	$(707)	$437
Acquired Intellectual Property	1,095	(791)	304	1,085	(771)	314
Trademarks	341	(131)	210	348	(124)	224
Customer Relationships	306	(179)	127	285	(152)	133
Other	177	(91)	86	168	(87)	81
Total Other Intangible Assets, Finite Lives	$3,032	$(1,909)	$1,123	$3,030	$(1,841)	$1,189
In Process Research & Development, Indefinite Lives	103	—	103	48	—	48
Total Other Intangible Assets	$3,135	$(1,909)	$1,226	$3,078	$(1,841)	$1,237

Intangible Assets Future Amortization Expense	The estimated intangible asset amortization expense for each of the five succeeding fiscal years is as follows:

(Dollars in millions)	Amount
2014	$124
2015	124
2016	125
2017	114
2018	86